EATON VANCE 1-TO-10 YEAR LADDERED CORPORATE BOND FUND

Supplement to Summary Prospectus dated September 27, 2016
as revised June 27, 2017

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

Supplement to Summary Prospectus dated December 1, 2016
as revised June 30, 2017

EATON VANCE CORE PLUS BOND FUND

Supplement to Summary Prospectus dated February 1, 2017
as revised June 27, 2017

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Summary Prospectuses dated March 1, 2017

EATON VANCE CORE BOND FUND

Supplement to Summary Prospectus dated May 1, 2017
as revised June 27, 2017

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to Summary Prospectus dated July 1, 2017

The following is added as the second sentence in the first paragraph under “Fees and Expenses of the Fund”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below.

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